Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Contract Liabilities [Abstract]
Beginning, Balance	$ 520,451
Non-cancelable contracts with customers entered during the period	1,423,724
Revenue recognized related to non-cancelable contracts with customers during the period	(1,487,488)
Ending, Balance	$ 456,687